IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 895,413	$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,760	9,960
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	423,391	416,870
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,572	248,265
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66,819	59,379
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	229,930	202,809
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,704	75,399
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,550	18,850
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	214,184	187,832
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	287,089	265,097
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	93,090	87,294
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	352	306
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	81,224	79,350
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,267	12,276
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,109,597	1,049,025
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	637,575	604,702
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 380,531	$ 352,697